FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the three months and six months ended June 30, 2019 and 2018 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$18
		Net sales	1
		Cost of goods sold	(18)
		Other, Net	4
Interest rate contracts	(11)	Interest expense	(2)
Total	$7		$(15)
2018
Foreign currency contracts	$(17)
		Net sales	1
		Cost of goods sold	8
		Other, Net	9
Interest rate contracts	11	Interest expense	(1)
Total	$(6)		$17

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	(44)
		Net sales	(4)
		Cost of goods sold	(29)
		Other, Net	(7)
Interest rate contracts	(20)	Interest expense	(3)
Total	(64)		$(43)
2018
Foreign currency contracts	11
		Net sales	1
		Cost of goods sold	20
		Other, Net	14
Interest rate contracts	14	Interest expense	(2)
Total	$25		$33

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2019 and 2018 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Cash flow hedges	$(1)	$(1)	$4	$(1)	Net sales
	18	(8)	29	(20)	Cost of goods sold
	(4)	(9)	7	(14)	Other, net
	2	1	3	2	Interest expense
	(2)	4	(6)	4	Income taxes
	$13	$(13)	$37	$(29)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$(29)	$21	$34	$42	*
Amortization of prior service cost	17	(21)	(59)	(22)	*
	(91)	—	(9)	5	Income taxes
	$(103)	$—	$(34)	$25
Total reclassifications, net of tax	$(90)	$(13)	$3	$(4)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions) for the three and six months ended June 30, 2019:

		For the Three Months Ended June 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$20	$(3)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(44)	$89

		For the Six Months Ended June 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$31	$(10)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(68)	$109

The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the six months ended June 30, 2019 and 2018:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(23)	$1	$(22)
Net changes in fair value of derivatives	(64)	10	(54)
Net losses reclassified from accumulated other comprehensive income into income	43	(6)	37
Accumulated derivative net losses as of June 30, 2019	$(44)	$5	$(39)

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1
Net changes in fair value of derivatives	25	(1)	24
Net losses reclassified from accumulated other comprehensive income into income	(33)	4	(29)
Accumulated derivative net losses as of June 30, 2018	$(7)	$3	$(4)

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of June 30, 2019 and December 31, 2018 in the condensed consolidated balance sheets are recorded as follows:

	June 30, 2019		December 31, 2018
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	55	Derivative assets	21
Foreign currency contracts	Derivative assets	34	Derivative assets	52
Total derivative assets designated as hedging instruments		89		73
Interest rate contracts	Derivative liabilities	41	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	52	Derivative liabilities	41
Total derivative liabilities designated as hedging instruments		93		70
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	1	Derivative assets	1
Foreign currency contracts	Derivative assets	17	Derivative assets	24
Total derivative assets not designated as hedging instruments		18		25
Interest rate contracts	Derivative liabilities	1	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	28	Derivative liabilities	38
Total derivative liabilities not designated as hedging instruments		29		38

Summary of Fair Value Hierarchy Levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2019 and December 31, 2018:

	Level 1		Level 2		Total
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$51	$76	$51	$76
Interest rate derivatives	—	—	56	22	56	22
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$107	$98	$108	$99
Liabilities
Foreign exchange derivatives	$—	$—	$(80)	$(79)	$(80)	$(79)
Interest rate derivatives	—	—	(42)	(29)	(42)	(29)
Total Liabilities	$—	$—	$(122)	$(108)	$(122)	$(108)

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,734	$19,577	$19,167	$19,017
Debt	$24,369	$24,653	$24,445	$24,481